Finance costs	6 Months Ended
Jun. 30, 2026
Finance costs.
Finance costs

7.Finance costs

Breakdown for finance income, finance expenses and net foreign exchange gains or losses:

	For the six months ended June 30,
(Euro thousands)	2026	2025*
Finance income
- Net foreign exchange gains	—	7,316
- Interest income	6	70
Total finance income	6	7,386
Finance expenses
- Interest expense on lease liabilities	(2,818)	(4,152)
- Interest expense on borrowings	(22,602)	(15,488)
- Net foreign exchange losses	(495)	—
- Other	(832)	(417)
Total finance expenses	(26,747)	(20,057)
Total finance costs - net	(26,741)	(12,671)
*	The finance cost information for the six months ended June 30, 2025 has been restated in accordance with IFRS 5, with the Caruso Brand presented as a discontinued operation (see Note 8).